Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Additional Information - Condensed Financial Statements of the Parent Company
Basis of presentation

a)    Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Reclassifications

b)    Reclassifications

The Company changed the presentation of revenue within its consolidated statements of operations for the twelve months ended December 31, 2019. Revenue, previously reported as a single line item, has been disaggregated to present revenue by the various services the Company provides. Amounts for the comparative prior periods have been reclassified to conform to the current period presentation. These reclassifications had no impact on previously reported net income or financial position and do not represent a restatement of any previously reported financial results.

Principles of consolidation

c)    Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

Discontinued operations

d)    Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statements of operations and comprehensive loss, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately in Note 3. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Use of estimates

e)    Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to determining the provision for accounts receivable, assessment for valuation allowance of deferred tax assets, determination of the fair value of ordinary shares, preferred shares and warrant, and valuation and recognition of share-based compensation expenses.

Functional currency and foreign currency translation

f)    Functional currency and foreign currency translation

The Group uses Renminbi ("RMB") as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is United States dollars ("US$"). The functional currency of the Group’s PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive loss in the consolidated statements of operations and comprehensive loss.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in exchange (losses)/gains in the consolidated statements of operations and comprehensive loss.

Convenience Translation

g)    Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9618 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2019. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.

Fair value measurements

h)    Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, time deposits, accounts receivable, other receivables, accounts payable and other payables, of which the carrying values approximate their fair value.

See Note 21 for additional information.

Cash, cash equivalents and restricted cash

i)    Cash, cash equivalents and restricted cash

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in the United States of America or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2018 and 2019, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars amounting to approximately US$73.5 million and US$15.6 million, respectively (equivalent to approximately RMB504.2 million and RMB109.1 million, respectively).

As of December 31, 2018 and 2019, the Group had approximately RMB74.4 million and RMB91.9 million cash and cash equivalents held by its PRC subsidiaries, VIEs and subsidiaries of VIEs, representing 12.9% and 47.4% of total cash and cash equivalents of the Group, respectively.

As of December 31, 2018 and 2019, the Company had a restricted cash balance approximately nil and RMB1.5 million, respectively, which are security deposits for the referral services in collaboration with a commercial bank and ancillary services to facilitate auto loan applications.

Accounts receivable, net

j)     Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating collection is unlikely, historical bad debt rates, accounts aging, financial conditions of the customer and industry trends. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Notes receivable represents notes receivable issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity. Refer to Note 4 for details.

Time deposits

k)    Time deposits

Time deposits mainly represent demand deposits placed with banks with original maturities of more than three months but within one year. Interest earned is recorded as interest income in the consolidated statements of operations and comprehensive loss during the periods.

Property, equipment and software, net

l)    Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

Impairment of long-lived assets

m)  Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the periods presented.

Long-term investments

n)   Long-term investments

In accordance with ASU 2016-01, for investments in equity instruments which the Company does not have significant influence, and whose fair value is not readily determinable, the cost less impairment accounting is applied. Gain or losses are realized when such investment is sold or when dividends are declared or payments are received. The Company assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends, and other company-specific information such as financing rounds.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 Investments-Equity Method and Joint Ventures. The Company adjusts the carrying amount of equity method investment for its share of the income or losses of the investee and reports the recognized income or losses in the consolidated statements of operations and comprehensive loss. The Company’s share of the income or losses of an investee are based on the shares of common stock and in-substance common stock held by the Company.

Other non-current assets	o) Other non-current assets As of December 31, 2018 and 2019, other non-current assets comprises mainly prepayments for the purchases of softwares.
Warrant

p)   Warrant

On October 31, 2017, a warrant to purchase Series C‑2 convertible redeemable preferred shares of the Company was issued in connection with the debt financing and is classified as a liability and is treated as upfront issuance costs based on the estimated fair value of the warrant at issuance date. Subsequently, changes in the fair value of the warrant for Series C‑2 convertible redeemable preferred shares is recorded in the consolidated statements of operations and comprehensive loss. The upfront issuance costs are amortized over the term of the debt financing.

As of December 31, 2018 and 2019, upfront issuance costs of RMB0.7 million and nil were included in other non-current assets, respectively.

Revenue recognition

q)   Revenue recognition

The Group adopted ASC Topic 606, "Revenue from Contracts with Customers" for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.

The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Based on revenue arrangements, there are no multiple performance obligations identified. Revenue is recognized upon transfer of control of promised goods or services to a customer.

Revenue is recorded net of Value Added Tax (“VAT”) and related surcharges collected from customers, which are subsequently remitted to government authorities.

Auto shows revenue

The Group’s online website and offline infrastructure allow them to organize auto shows, which aim at facilitating transactions between consumers and auto dealers that includes auto dealers, automakers and automotive service providers. The Group charges a fixed admission fee per auto show event to its industry customers for arranging, decorating and providing booth space at auto shows. The Group has identified one performance obligation for the transaction - providing a decorated venue for auto dealers, automakers and automotive service providers, as the individual service promised in auto show contracts are not distinct individually. As the Group has control of the auto show services and discretion in establishing the price of auto show admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The auto shows revenue is recognized over the period of the contract when the services are provided.

Special promotion events revenue

The Group provides integrated services to support auto dealers' own special promotion events during a specific period. The services include event planning and execution, marketing, training and onsite coaching, etc. The Group charges a fixed service fee per special promotion event. The Group has identified one performance obligation as the individual service promised in service contracts are not distinct individually. As the Group has control of the service and discretion in establishing the price of the fee to auto dealers, it is considered to be a principal in accordance with ASC 606. The special promotion events revenue is recognized over the period of the contract when the services are provided.

Group-purchase facilitation revenue

The Group facilitates transactions between consumers and auto dealers by organizing group-purchase events. The Group charges group-purchase facilitation revenue to the auto dealers in the form of either a fixed fee per event or a fixed fee per car sold during the group-purchase event. There is no financing component or consideration payable to any consumers. The Group has identified one performance obligation - organizing group-purchase events. As the Group has control of the group-purchase facilitation services and discretion in establishing the price of group-purchase facilitation service fee, it is considered to be a principal in accordance with ASC 606. Since the Group’s performance obligation is satisfied once the transaction is complete, the group-purchase facilitation service revenue is recognized at the point in time when the service of group-purchase facilitation is rendered, which occurs upon the closing of the group-purchase event.

Virtual dealership revenue

The Group operates a virtual dealership by connecting automakers or franchised dealerships with secondary dealers whereby the Group purchases cars on behalf of the secondary dealers from the automakers or franchised dealerships. The Group charges a commission fee at a pre-agreed percentage of the car costs to the secondary dealers. As the Group has neither inventory risk nor the discretion to establish the cost of cars to secondary dealers, it is considered to be an agent in accordance with ASC 606. The virtual dealership commission revenue is recognized upon the secondary dealers’ acceptance of the delivery of cars from automakers or franchised dealerships.

Online marketing services revenue

The Group's online marketing services revenue primarily include (i) demand-side platform services and (ii) marketing information services.

The demand-side platform services generate revenue through (1) online advertising services and (2) advertising space resale services. For the advertising services, the Group provides advertising spaces on the website to customers and recognize the service fees received as revenue on a straight-line basis over the period of the service period. Under the advertising space resale services, the Group purchases advertising spaces wholesale from suppliers such as search engines and other online advertising channels and resell those spaces to the customers. The customers pay the Group a membership fee to access these spaces. The Group recognizes the membership fee on a straight-line basis over the membership period, which is usually one year. Because the Group does not have discretion over the price of advertisement charged by suppliers, who are the primary obligors for providing the advertising services, revenue from advertising space resale services is recognized on a net basis.

For the marketing information services, the Group generates consumers’ demand information through its online channels and provides to the industry customers upon consumers' consent. The marketing information service fee is charged based on the quantity of consumers’ demand information delivered. Revenue is recognized at a point in time upon the delivery of such consumers’ demand information.

Cost of revenue	r) Cost of revenues Costs of revenues, consist primarily of rental costs for auto show venues, venue set-up costs, security costs, direct labor costs and other direct costs.
Research and development expenses

s)    Research and development expenses

Research and development expenses mainly consist of payroll-related expenses incurred for the employees who develop and enhance the Group’s websites and platform of applications.

Selling and marketing expenses

t)    Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, salaries and other compensation-related expenses for the Group’s sales and marketing personnel. Advertising and promotional expenses consist primarily of costs for the promotion of corporate image and offline events. The Group expenses all advertising and promotional expenses as incurred and classifies them under selling and marketing expenses. For the years ended December 31, 2017, 2018 and 2019, the advertising and promotional expenses were RMB134.2 million, RMB238.0million and RMB291.2 million, respectively.

Leases

u)   Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms. Rental costs for auto show venues incurred by the Group were RMB31 million, RMB67 million and RMB77 million for the years ended December 31, 2017, 2018 and 2019, respectively. Rental expenses for office space incurred by the Group were RMB6.6 million, RMB6.6 million and RMB8.7 million for the years ended December 31, 2017, 2018 and 2019, respectively.

The Group has no capital leases for any of the periods presented.

Share-based compensation

v)    Share-based compensation

Share-based compensation expenses arise from share-based awards, including share options for the purchase of ordinary shares and restricted shares. The Company accounts for share-based awards granted to employees in accordance with ASC 718 Compensation—Stock Compensation and share-based awards granted to non-employee in accordance with ASC 505. For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of the ordinary shares is assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Share-based compensation expenses are recorded net of actual forfeitures using straight-line method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

Share-based compensation expenses for share options granted to non-employees are measured at fair value at the earlier of the performance commitment date or the date service is completed, and recognized over the period during which the service is provided. The Group applies the guidance in ASC 505‑50 to measure share options granted to non-employees based on the then-current fair value at each reporting date.

If a share-based award is modified after the grant date, the Group evaluates for such modifications in accordance with ASC 718 Compensation—Stock Compensation and if the modification is determined to be a probable-to-probable (Type 1) modification, additional compensation expenses are recognized in an amount equal to the excess of the fair value of the modified equity instrument over the fair value of the original equity instrument immediately before modification. The additional compensation expenses are recognized immediately on the date of modification or over the remaining requisite service period, depending on the vesting status of the award.

Employee benefits

w)   Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries, VIEs and subsidiaries of VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB10.8 million, RMB24.6 million and RMB39.2 million for the years ended December 31, 2017, 2018 and 2019, respectively.

Taxation

x)    Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations and comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2017, 2018 and 2019.

Related parties

y)    Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Net loss per share

z)    Net loss per share

Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include preferred shares, share options, convertible loan, warrant and restricted shares granted, unless they were anti-dilutive. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share.

Statutory reserves

aa) Statutory reserves

In accordance with China’s Company Laws, the Company’s VIEs in PRC must make appropriations from their after-tax profit (as determined under the accounting principles generally acceptable in China ("PRC GAAP")) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

The Company has not appropriated any amount to statutory reserves for the years ended December 31, 2017, 2018 and 2019 as its subsidiaries, VIEs and subsidiaries of VIEs in the PRC are still in accumulated deficit position.

Comprehensive loss

bb) Comprehensive loss

Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive (loss)/income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Non-controlling interests

cc) Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiary which is not attributable, directly or indirectly, to the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group's consolidated balance sheets and have been separately disclosed in the Group's consolidated statements of operations and comprehensive loss to distinguish the interests from that of the Company.

Treasury stock

dd) Treasury stock

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Segment reporting

ee) Segment reporting

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments.

Management has determined that the Group operated its continuing operations in one segment, as that term is defined by FASB ASC Topic 280, Segment reporting.

Concentrations and Risks

ff) Concentrations and Risks

Online advertising and promotional service provider

The Group relied on online advertising and promotional service providers and their affiliates for online advertising and promotional service to support its operations during the years ended December 31, 2017, 2018 and 2019 as follows:

	For the year ended December 31,
	2017	2018	2019
Total number of online advertising and promotional service providers	21	32	25
Number of online service providers that accounted for 10% or more of the Group’s online advertising and promotional service	2	2	2
Total percentage of the Group’s online advertising and promotional service expenses that were paid to these service providers who accounted for 10% or more of the Group’s online advertising and promotional service expenses	50%	43%	55%

Credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, restricted cash, time deposits and accounts receivable. As of December 31, 2018 and 2019, all of the Group’s cash and cash equivalents, restricted cash and time deposits were held in large reputable financial institutions located in the United States of America or China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is derived from revenue earned from the Company's businesses.

Major customers

There was one customer and no customer had receivable balances exceeding l0% of the total accounts receivable balances of the Group as of December 31, 2018 and 2019, respectively, as follows:

	For the year ended December 31,
	2018	2019
Customer A	22%	5%

Recently issued accounting pronouncements

gg)   Recently issued accounting pronouncements

The Group qualifies as an “emerging growth company”, or “EGC”, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

In January 2016, the FASB issued ASU No. 2016‑01 Financial Instruments—Overall (Subtopic 825‑10) "Recognition and Measurement of Financial Assets and Financial Liabilities". The amendments in this ASU require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this accounting standard update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this accounting standard update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. For all other entities including not-for-profit entities and employee benefit plans within the scope of Topics 960 through 965 on plan accounting, the amendments in this update are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. All entities that are not public business entities may adopt the amendments in this update earlier as of the fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group adopted this new standard effective on January 1, 2019. The adoption of ASU 2016‑01 did not have a material impact on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases ("ASU 2016-02"). Further, as a clarification of the new guidance, the FASB issued several amendments and updates. Under the new provisions, all lessees will report a right-of-use asset and a liability for the obligation to make payments for all leases with the exception of those leases with a term of 12 months or less. All other leases will fall into one of two categories: (i) financing leases, similar to capital leases, which will require the recognition of an asset and liability, measured at the present value of the lease payments and (ii) operating leases which will require the recognition of an asset and liability measured at the present value of the lease payments. Lessor accounting remains substantially unchanged with the exception that no leases entered into after the effective date will be classified as leveraged leases. For sale leaseback transactions, the sale will only be recognized if the criteria in the new revenue recognition standard are met. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public entities. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. The Group will adopt the new lease guidance in its consolidated financial statements for the year ended December 31, 2020. The Group has finalized its analysis and the most significant impact will be the recognition of right-of-use assets and lease liabilities for rental of its office space.

In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. For all other entities, including not-for-profit entities and employee benefit plans within the scope of Topics 960 through 965 on plan accounting, the amendments in this update are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. All entities may adopt the amendments in this update earlier as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which the Group is required to recognize an allowance based on its estimate of expected credit loss. The Group will adopt the new credit loss guidance beginning January  1, 2021. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 provides guidance for targeted changes with respect to how cash receipts and cash payments are classified in the statements of cash flows, with the objective of reducing diversity in practice. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. The Group adopted ASU 2016-15 on January 1, 2019 and the adoption has no material impact on the Group's consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018‑07 Compensation—Stock Compensation (Topic 718) "Improvements to Nonemployee Share-Based Payment Accounting". The amendments in this update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The Group will adopt the new stock compensation guidance beginning January 1, 2020 and the adoption will have no material impact on the Group's consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group will adopt the new fair value measurement guidance beginning January 1, 2020 and the adoption will have no material impact on the Group's consolidated financial statements.